Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2013
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Policy Acquisition Costs
DEFERRED POLICY ACQUISITION COSTS
The following reflects the amounts of policy acquisition costs deferred and amortized (dollars in thousands):

As of December 31,	2013	2012
Deferred policy acquisition costs:
Assumed	$3,573,054	$3,677,804
Retroceded	(55,258)	(58,530)
Net	$3,517,796	$3,619,274

Years ended December 31,	2013	2012	2011
Balance, beginning of year	$3,619,274	$3,543,925	$3,314,715
Capitalized
Assumed	862,767	1,081,599	947,014
Retroceded	(8,604)	(11,814)	(13,411)
Amortized (including interest):
Assumed	(826,539)	(975,844)	(820,084)
Allocated to change in value of embedded derivatives	(98,141)	(42,183)	114,877
Retroceded	11,877	14,970	14,084
Attributed to unrealized investment gains (losses)	16,181	(14,938)	(7,448)
Foreign currency changes	(59,019)	23,559	(5,822)
Balance, end of year	$3,517,796	$3,619,274	$3,543,925

Some reinsurance agreements involve reimbursing the ceding company for allowances and commissions in excess of first-year premiums. These amounts represent acquisition costs and are capitalized to the extent deemed recoverable from the future premiums and amortized against future profits of the business. This type of agreement presents a risk to the extent that the business lapses faster than originally anticipated, resulting in future profits being insufficient to recover the Company’s investment.